Taxes - Income tax - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Total Income tax	€ (1,309)	€ (1,052)	€ (951)
Current tax	(1,112)	(859)	(744)
Deferred tax	(197)	(193)	(207)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(702)	(564)	(434)
Current tax	(595)	(391)	(318)
Deferred tax	(107)	(173)	(116)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(164)	(55)	(304)
Current tax	(65)	(46)	(23)
Deferred tax	(99)	(9)	(281)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(255)	(256)	(173)
Current tax	(258)	(255)	(241)
Deferred tax	3	(1)	68
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(66)	(57)	(20)
Current tax	(66)	(57)	(44)
Deferred tax	0	0	24
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(122)	(120)	(20)
Current tax	(128)	(110)	(118)
Deferred tax	€ 6	€ (10)	€ 98